Stock-Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 31, 2023	Mar. 30, 2025	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Stock-based compensation costs			$ 314	$ 1,341	$ 3,067	$ 3,364
Weighted-average period		4 years 4 months 24 days
Stock options vested					$ 1,900	$ 3,800
Percentage of expected dividends					0.00%	0.00%
Number of vesting options					788,192	52,167
Vested options					4,343,172	280,412
Incremental stock-based compensation expense					$ 700	$ 100
Equity Option [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation costs		$ 2,700
Weighted-average period			4 years 10 months 17 days		5 years 3 months 14 days
RSU [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation costs		$ 2,700
Weighted-average period		3 years 3 months 18 days
Unrecognized stock-based compensation costs					$ 4,200
Weighted-average period of service-based options					4 years 8 months 12 days
Stock Option [Member]
Stock-Based Compensation [Line Items]
Expected term					10 years
Percentage of expected dividends					0.00%
Service-Based Options [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation costs					$ 15,100
Weighted-average period of service-based options					2 years 2 months 12 days
2023 Incentive Equity Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued under plan	8,763,322
Percentage of common stock outstanding	4.00%
ISOs under the 2023 Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued under plan	26,289,966